Other Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Other Information [Line Items]
Cash balances	$ 9.8	$ 16.2
Spanish Subsidiary [Member]
Schedule Of Other Information [Line Items]
Cash dividend distributed	7.6	3.4
Mexican Subsidiary [Member]
Schedule Of Other Information [Line Items]
Cash dividend distributed	$ 1.8	$ 2.0